Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 818,857	₩ 286,121	₩ 17,806
Other receivables	210,630	(163,234)	(20,786)
Inventories	1,443,931	1,136,819	(1,451,009)
Other current assets	51,750	42,337	1,118
Other non-currentassets	(92,068)	(30,010)	5,974
Trade accounts and notes payable	594,414	(732,741)	379,742
Other payables	(78,997)	2,762	(111,893)
Other current liabilities	101,027	(173,762)	(197,154)
Provisions	(81,988)	(75,514)	(119,617)
Payments of severance benefits	(225,293)	(152,275)	(189,165)
Plan assets	(94,121)	(217,953)	(245,214)
Other non-currentliabilities	207,766	(36,595)	(175,528)
Changes in operating cash flows	₩ 2,855,908	₩ (114,045)	₩ (2,105,726)